Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Goodwill
Beginning balance	$ 3,410,893	$ 3,293,198
Goodwill acquired	23,286	141,139
Goodwill, Purchase Accounting Adjustments	(1,940)	(1,704)
Goodwill, Transfers	0
Effect of foreign currency translation	(53,905)	(21,740)
Ending balance	3,378,334	3,410,893
Healthcare
Goodwill
Beginning balance	1,304,099	1,257,227
Goodwill acquired	0	52,483
Goodwill, Purchase Accounting Adjustments	275	(303)
Goodwill, Transfers	0
Effect of foreign currency translation	(9,856)	(5,308)
Ending balance	1,294,518	1,304,099
Mobile and Consumer
Goodwill
Beginning balance	1,309,325	1,313,635
Goodwill acquired	23,286	0
Goodwill, Purchase Accounting Adjustments	0	2,595
Goodwill, Transfers	(10,521)
Effect of foreign currency translation	(34,562)	(6,905)
Ending balance	1,287,528	1,309,325
Enterprise
Goodwill
Beginning balance	536,201	519,969
Goodwill acquired	0	29,047
Goodwill, Purchase Accounting Adjustments	0	(4,496)
Goodwill, Transfers	10,521
Effect of foreign currency translation	(7,415)	(8,319)
Ending balance	539,307	536,201
Imaging
Goodwill
Beginning balance	261,268	202,367
Goodwill acquired	0	59,609
Goodwill, Purchase Accounting Adjustments	(2,215)	500
Goodwill, Transfers	0
Effect of foreign currency translation	(2,072)	(1,208)
Ending balance	$ 256,981	$ 261,268